Financial and capital risks management (Fair value disclosures) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial and capital risks management [line items]
Liabilities	¥ 367,213,210	¥ 298,288,460
Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	154,070,000	131,890,000
Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	36,570,000	33,060,000
At fair value [member] | Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	153,820,000	131,720,000
At fair value [member] | Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	¥ 36,790,000	¥ 33,120,000